Land use Right (Details) - Schedule of Future Estimated Amortization Expense of Intangible Assets - Other Intangible Assets [Member]	Dec. 31, 2022 USD ($)
Land use Right (Details) - Schedule of Future Estimated Amortization Expense of Intangible Assets [Line Items]
By June 30, 2023	$ 15,626
By June 30, 2024	15,626
By June 30, 2025	15,626
By June 30, 2026	15,626
By June 30, 2027	15,626
Thereafter	423,425
Total	$ 501,555